Financial Instruments - Summary of Sensitivity Analysis for Change in Primary Currency Exposure (Detail) - Currency risk [member] € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	€ 103,000
Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	43,074
Investment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	61,800
Trade and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	2,886
Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	123
Taxes and social security liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(88)
Trade payables, other liabilities and accruals [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(4,795)
USD [member] | 5% increase in functional rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	5,150
USD [member] | 5% increase in functional rate [member] | Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	2,154
USD [member] | 5% increase in functional rate [member] | Investment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	3,090
USD [member] | 5% increase in functional rate [member] | Trade and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	144
USD [member] | 5% increase in functional rate [member] | Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	6
USD [member] | 5% increase in functional rate [member] | Taxes and social security liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(4)
USD [member] | 5% increase in functional rate [member] | Trade payables, other liabilities and accruals [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(240)
USD [member] | 5% decrease in functional rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(5,150)
USD [member] | 5% decrease in functional rate [member] | Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(2,154)
USD [member] | 5% decrease in functional rate [member] | Investment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(3,090)
USD [member] | 5% decrease in functional rate [member] | Trade and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(144)
USD [member] | 5% decrease in functional rate [member] | Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(6)
USD [member] | 5% decrease in functional rate [member] | Taxes and social security liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	4
USD [member] | 5% decrease in functional rate [member] | Trade payables, other liabilities and accruals [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	€ 240